Financial risk management (Details)	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	€ 31,754,387
Payables to related parties	17,841,214
Lease liabilities	1,385,787
Provisions of other liabilities	4,268
Current tax liabilities	53,147
Total	51,038,803
Not later than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	29,254,387
Payables to related parties	10,841,214
Lease liabilities	183,742
Current tax liabilities	53,147
Total	40,332,490
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	1,250,000
Payables to related parties	7,000,000
Lease liabilities	183,742
Total	8,433,742
More than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	1,250,000
Lease liabilities	1,018,303
Provisions of other liabilities	4,268
Total	€ 2,272,571